Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Disclosure - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Disclosure [Line Items]
Right to use assets, net	$ 3,052,351	$ 310,361	$ 0
Lease liability	3,194,263	321,004	0
Less: current portion	(102,133)	(8,905)	0
Lease liability, non-current	3,092,130	312,099	0
Building [Member]
Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Disclosure [Line Items]
Right to use assets, net	2,869,719	310,361	0
Lease liability	$ 2,988,118	$ 321,004	$ 0